Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands	Mar. 31, 2025 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 1,230
2027	1,173
2028 and after	288
Total lease payments	2,691
Less: Interest	(104)
Present value of lease liabilities	2,587
Less current portion, record in current liabilities	(1,158)
Lease liabilities – non-current	¥ 1,429